Fair Value Measurements (Changes In Fair Value Of Level 3 Liabilities Representing Acquisition Related Contingent Consideration) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Revaluation Impact	$ 3	$ 9	$ 45
Contingent Consideration
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	241	309
Additions	51	17
Payments	(108)	(86)
Other	2	(8)
Balance at December 31,	$ 189	$ 241	$ 309